Net Loss Per Share - Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	10,666,566	8,652,107
Unvested Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	803	21,493
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	9,495,332	8,171,164
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	1,170,431	459,450